Income Taxes - Current and Deferred Components of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Current													$ 147	$ 6	$ (90)
Deferred													2,652
Deferred tax asset valuation allowance													(95,111)
Income tax expense (benefit)	$ (92,438)	$ 51	$ 35	$ 40	$ 7	$ (45)	$ 37	$ 7	$ (247)	$ 22	$ 135	$ 0	$ (92,312)	6	(90)
Immaterial Income Tax Error Correction
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Deferred														5,620	567
Deferred tax asset valuation allowance														$ (5,620)	$ (567)